Angel Oak Mortgage Trust 2024-7 ABS-15G

Exhibit 99.30

Loan Level Exceptions
Run Date - XXX
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXX	2024070004	Angel Oak June 2022 Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: XXX underwriting guidelines dated XXX on page 15 states that leases are required to be for a term of not less than XXX months or the terms may be demonstrated by the appraiser notating lease agreement. The file did not contain a lease and information provided by appraiser is incomplete.
XXX	2024070002	Angel Oak June 2022 Flow DSCR	Client Reportable	2	2	2	1	1	1	1	1	*** (WAIVED) Credit history insufficient/does not meet guidelines (ATR) - EV W
																	COMMENT: The guidelines requires a minimum of XXX trade lines open for ≥ XXX months; at least XXX trade lines must show activity within the past XXX months. The credit report (pg 377) reflects the borrower has XXX tradelines; however, only XXX has activity in the prior XXX months. The file included an approved exception (pg 692)
XXX	2024070621			Angel Oak May 2022 Flow DSCR	Client Reportable	3	2	3	1	1	1	1	1				*** (WAIVED) DSCR Is Not Eligible - EV W COMMENT: XXX DSCR calculated from the market rent of $XXX. Per matrix Min DSCR XXX with Maximum LTV XXX%. Subject LTV XXX%. Exception approved in file for DSCR